Financial Risk Management - Summary of Credit Risk for Receivables from Third Parties on Origin of the Customers Geography (Detail) - Credit risk [member] - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Trade receivables	$ 10,812	$ 11,002
Singapore
Disclosure of credit risk exposure [line items]
Trade receivables	4,766	4,239
Malaysia
Disclosure of credit risk exposure [line items]
Trade receivables	1,807	2,070
Thailand
Disclosure of credit risk exposure [line items]
Trade receivables	1,434	1,378
Indonesia
Disclosure of credit risk exposure [line items]
Trade receivables	857	1,433
Vietnam
Disclosure of credit risk exposure [line items]
Trade receivables	741	709
Other countries
Disclosure of credit risk exposure [line items]
Trade receivables	$ 1,207	$ 1,173